Seward & Kissel LLP
                       1200 G Street, N.W.
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                      Washington, D.C. 20005
                      (202) 737-8833 (phone)
                       (202) 737-5184 (fax)


                                               December 4, 2003

VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   The AllianceBernstein Portfolios
               (File Nos. 33-12988 and 811-05088)
               ----------------------------------

Ladies and Gentlemen:

     On behalf of The AllianceBernstein Portfolios (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on November 26, 2003.

                                               Sincerely,


                                               /s/ Nora L. Sheehan
                                               ---------------------
                                                   Nora L. Sheehan

00250.0184 #447530